UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05178
Name of Fund:
BlackRock Equity Dividend Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Equity Dividend Fund

Institutional Shares | MADVX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.69%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 27.57%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	27.57%	9.89%	11.71%
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Institutional Shares | MADVX
Annual Shareholder Report — April 30, 2026
MADVX-04/26-AR

BlackRock Equity Dividend Fund

Service Shares | MSDVX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$109	0.96%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Service Shares returned 27.19%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	27.19%	9.56%	11.39%
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Service Shares | MSDVX
Annual Shareholder Report — April 30, 2026
MSDVX-04/26-AR

BlackRock Equity Dividend Fund

Investor A Shares | MDDVX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$105	0.92%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 27.28%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	27.28%	9.63%	11.44%
Investor A Shares (with sales charge)	20.60	8.45	10.84
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Investor A Shares | MDDVX
Annual Shareholder Report — April 30, 2026
MDDVX-04/26-AR

BlackRock Equity Dividend Fund

Investor C Shares | MCDVX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$190	1.68%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor C Shares returned 26.29%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	26.29%	8.80%	10.78%
Investor C Shares (with sales charge)	25.29	8.80	10.78
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Investor C Shares | MCDVX
Annual Shareholder Report — April 30, 2026
MCDVX-04/26-AR

BlackRock Equity Dividend Fund

Class K Shares | MKDVX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$66	0.58%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 27.69%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	27.69%	10.01%	11.84%
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of Institutional Shares because Class K Shares have lower expenses than Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Class K Shares | MKDVX
Annual Shareholder Report — April 30, 2026
MKDVX-04/26-AR

BlackRock Equity Dividend Fund

Class R Shares | MRDVX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$137	1.21%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class R Shares returned 26.89%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	26.89%	9.27%	11.08%
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Class R Shares | MRDVX
Annual Shareholder Report — April 30, 2026
MRDVX-04/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Equity Dividend Fund	$30,488	$30,340	$0	$0	$15,300	$15,300	$596	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Equity Dividend Fund	$15,896	$15,707

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026
2026 Annual Financial Statements and Additional Information

BlackRock Equity Dividend Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments
April 30, 2026
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.9%
Airbus SE	342,985	$ 70,709,569
Boeing Co.(a)	1,984,368	454,479,803
L3Harris Technologies, Inc.	440,132	141,084,313
Lockheed Martin Corp.	215,798	111,776,890
		778,050,575
Air Freight & Logistics — 2.7%
FedEx Corp.	1,298,522	523,706,908
Banks — 9.4%
Bank of America Corp.	3,145,536	168,160,355
Citigroup, Inc.	4,651,629	595,315,479
Citizens Financial Group, Inc.	1,589,697	103,409,790
First Citizens BancShares, Inc., Class A	151,039	299,634,189
JPMorgan Chase & Co.	678,844	212,634,306
Wells Fargo & Co.	5,822,165	478,756,628
		1,857,910,747
Beverages — 1.5%
Keurig Dr. Pepper, Inc.	6,634,532	195,055,241
PepsiCo, Inc.	586,151	92,899,072
		287,954,313
Broadline Retail — 3.1%
Amazon.com, Inc.(a)	2,285,685	605,843,666
Building Products — 0.6%
Fortune Brands Innovations, Inc.	2,758,659	111,836,036
Capital Markets — 4.1%
Carlyle Group, Inc.	1,843,980	92,328,079
Charles Schwab Corp.	2,915,233	267,151,952
Intercontinental Exchange, Inc.	2,779,921	439,477,711
		798,957,742
Chemicals — 2.5%
Air Products and Chemicals, Inc.	343,802	103,157,790
International Flavors & Fragrances, Inc.	1,787,054	125,451,191
PPG Industries, Inc.	2,350,452	255,024,042
		483,633,023
Commercial Services & Supplies — 1.5%
Rentokil Initial PLC	43,930,048	296,165,645
Communications Equipment — 0.6%
Cisco Systems, Inc.	1,267,801	116,003,792
Consumer Finance — 0.5%
Capital One Financial Corp.	557,330	106,617,229
Consumer Staples Distribution & Retail — 1.7%
Dollar General Corp.	2,843,810	329,540,703
Containers & Packaging — 1.4%
Crown Holdings, Inc.	2,775,845	272,893,322
Diversified Telecommunication Services — 1.3%
Comcast Corp., Class A	4,541,891	122,812,732
Verizon Communications, Inc.	2,629,927	126,315,394
		249,128,126
Electric Utilities — 1.7%
American Electric Power Co., Inc.	793,339	108,774,710
Evergy, Inc.	2,687,597	222,640,536
		331,415,246
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.2%
CDW Corp./DE	1,773,533	$ 242,814,403
Entertainment — 1.5%
Walt Disney Co.	2,883,058	299,117,267
Financial Services — 0.3%
Fidelity National Information Services, Inc.	1,344,629	62,565,587
Ground Transportation — 0.6%
CSX Corp.	1,374,023	62,421,865
Union Pacific Corp.	187,401	50,500,821
		112,922,686
Health Care Equipment & Supplies — 3.3%
Baxter International, Inc.	19,872,109	349,351,676
Medtronic PLC	3,754,396	303,993,444
		653,345,120
Health Care Providers & Services — 6.3%
Cardinal Health, Inc.	1,607,689	310,091,054
CVS Health Corp.	7,892,328	657,351,999
Elevance Health, Inc.	712,001	268,011,417
		1,235,454,470
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	5,335,629	99,776,262
Hotels, Restaurants & Leisure — 1.3%
Restaurant Brands International, Inc.	3,083,588	248,783,880
Household Products — 0.8%
Procter & Gamble Co.	1,016,639	149,537,431
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	629,542	134,929,737
Industrial REITs — 1.2%
Rexford Industrial Realty, Inc.	4,052,071	145,428,828
STAG Industrial, Inc.	2,132,095	82,256,225
		227,685,053
Insurance — 2.2%
American International Group, Inc.	1,615,617	120,848,152
Arthur J Gallagher & Co.	749,756	154,749,638
Fidelity National Financial, Inc., Class A	3,072,687	160,701,530
		436,299,320
Interactive Media & Services — 5.9%
Alphabet, Inc., Class C	1,758,884	671,788,155
Meta Platforms, Inc., Class A	804,821	492,478,018
		1,164,266,173
Leisure Products — 1.2%
Hasbro, Inc.	2,450,689	234,874,034
Life Sciences Tools & Services — 0.4%
Danaher Corp.	486,113	86,989,921
Machinery — 2.3%
Caterpillar, Inc.	188,338	167,641,537
Fortive Corp.	1,864,508	111,478,933
PACCAR, Inc.	1,546,550	183,730,140
		462,850,610
Media — 0.0%
WPP PLC	2,033,935	7,364,001
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.8%
Barrick Mining Corp.	1,836,307	$ 72,240,317
Freeport-McMoRan, Inc.	1,476,569	85,316,157
		157,556,474
Multi-Utilities — 2.8%
Dominion Energy, Inc.	4,197,033	270,708,629
DTE Energy Co.	1,846,019	280,022,622
		550,731,251
Oil, Gas & Consumable Fuels — 5.7%
BP PLC	47,578,864	376,626,238
Chevron Corp.	1,455,943	281,448,341
Enterprise Products Partners LP	4,092,513	158,380,253
EQT Corp.	3,142,664	188,811,253
Marathon Petroleum Corp.	501,974	124,635,125
		1,129,901,210
Pharmaceuticals — 2.8%
Johnson & Johnson	1,076,784	247,498,803
Merck & Co., Inc.	2,762,540	301,614,117
		549,112,920
Professional Services — 0.3%
SS&C Technologies Holdings, Inc.	804,481	55,750,533
Residential REITs — 0.6%
AvalonBay Communities, Inc.	668,900	122,408,700
Semiconductors & Semiconductor Equipment — 4.8%
Applied Materials, Inc.	240,080	94,709,159
Intel Corp.(a)	2,372,740	224,176,475
Taiwan Semiconductor Manufacturing Co. Ltd.	2,767,000	192,090,255
Texas Instruments, Inc.	1,532,190	430,667,965
		941,643,854
Software — 2.8%
Microsoft Corp.	1,356,387	553,107,491
Specialized REITs — 0.7%
Crown Castle, Inc.	1,621,493	143,956,149
Specialty Retail — 1.5%
Home Depot, Inc.	903,687	297,132,286
Technology Hardware, Storage & Peripherals — 5.6%
Hewlett Packard Enterprise Co.	9,273,610	266,801,760
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd.	2,677,179	$ 403,149,920
Western Digital Corp.	999,360	434,241,907
		1,104,193,587
Tobacco — 2.1%
British American Tobacco PLC, ADR	7,074,380	415,973,544
Trading Companies & Distributors — 1.9%
WESCO International, Inc.	1,059,277	369,814,786
Total Common Stocks — 98.6% (Cost: $14,699,361,137)		19,400,515,813
Preferred Securities
Preferred Stocks — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA	632,146	45,999,987
		45,999,987
Total Preferred Securities — 0.2% (Cost: $49,237,102)		45,999,987
Total Long-Term Investments — 98.8% (Cost: $14,748,598,239)		19,446,515,800
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(b)(c)	225,760,729	225,760,729
Total Short-Term Securities — 1.2% (Cost: $225,760,729)		225,760,729
Total Investments — 100.0% (Cost: $14,974,358,968)		19,672,276,529
Other Assets Less Liabilities — 0.0%		3,211,311
Net Assets — 100.0%		$ 19,675,487,840

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 703,308,670	$ —	$ (477,547,941)(a)	$ —	$ —	$ 225,760,729	225,760,729	$ 24,379,577	$ —

(a)	Represents net amount purchased (sold).

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 707,341,006	$ 70,709,569	$ —	$ 778,050,575
Air Freight & Logistics	523,706,908	—	—	523,706,908
Banks	1,857,910,747	—	—	1,857,910,747
Beverages	287,954,313	—	—	287,954,313
Broadline Retail	605,843,666	—	—	605,843,666
Building Products	111,836,036	—	—	111,836,036
Capital Markets	798,957,742	—	—	798,957,742
Chemicals	483,633,023	—	—	483,633,023
Commercial Services & Supplies	—	296,165,645	—	296,165,645
Communications Equipment	116,003,792	—	—	116,003,792
Consumer Finance	106,617,229	—	—	106,617,229
Consumer Staples Distribution & Retail	329,540,703	—	—	329,540,703
Containers & Packaging	272,893,322	—	—	272,893,322
Diversified Telecommunication Services	249,128,126	—	—	249,128,126
Electric Utilities	331,415,246	—	—	331,415,246
Electronic Equipment, Instruments & Components	242,814,403	—	—	242,814,403
Entertainment	299,117,267	—	—	299,117,267
Financial Services	62,565,587	—	—	62,565,587
Ground Transportation	112,922,686	—	—	112,922,686
Health Care Equipment & Supplies	653,345,120	—	—	653,345,120
Health Care Providers & Services	1,235,454,470	—	—	1,235,454,470
Health Care REITs	99,776,262	—	—	99,776,262
Hotels, Restaurants & Leisure	248,783,880	—	—	248,783,880
Household Products	149,537,431	—	—	149,537,431
Industrial Conglomerates	134,929,737	—	—	134,929,737
Industrial REITs	227,685,053	—	—	227,685,053
Insurance	436,299,320	—	—	436,299,320
Interactive Media & Services	1,164,266,173	—	—	1,164,266,173
Leisure Products	234,874,034	—	—	234,874,034
Life Sciences Tools & Services	86,989,921	—	—	86,989,921
Machinery	462,850,610	—	—	462,850,610
Media	—	7,364,001	—	7,364,001
Metals & Mining	157,556,474	—	—	157,556,474
Multi-Utilities	550,731,251	—	—	550,731,251
Oil, Gas & Consumable Fuels	753,274,972	376,626,238	—	1,129,901,210
Pharmaceuticals	549,112,920	—	—	549,112,920
Professional Services	55,750,533	—	—	55,750,533
Residential REITs	122,408,700	—	—	122,408,700
Semiconductors & Semiconductor Equipment	749,553,599	192,090,255	—	941,643,854
Software	553,107,491	—	—	553,107,491
Specialized REITs	143,956,149	—	—	143,956,149
Specialty Retail	297,132,286	—	—	297,132,286
Technology Hardware, Storage & Peripherals	701,043,667	403,149,920	—	1,104,193,587
Tobacco	415,973,544	—	—	415,973,544
Trading Companies & Distributors	369,814,786	—	—	369,814,786
Preferred Securities
Preferred Stocks	—	45,999,987	—	45,999,987
Short-Term Securities
Money Market Funds	225,760,729	—	—	225,760,729
	$18,280,170,914	$1,392,105,615	$—	$19,672,276,529
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities
April 30, 2026

BlackRock Equity Dividend Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 19,446,515,800
Investments, at value — affiliated(b)	225,760,729
Cash	11,139
Foreign currency, at value(c)	1,800,908
Receivables:
Investments sold	23,112,696
Capital shares sold	10,370,772
Dividends — unaffiliated	24,105,175
Dividends — affiliated	992,226
Prepaid expenses	154,541
Total assets	19,732,823,986
LIABILITIES
Payables:
Investments purchased	12,683,188
Accounting services fees	357,454
Capital shares redeemed	30,404,611
Custodian fees	92,776
Investment advisory fees	8,767,261
Trustees’ and Officer’s fees	5,682
Other accrued expenses	39,696
Professional fees	71,247
Service and distribution fees	1,279,177
Transfer agent fees	3,635,054
Total liabilities	57,336,146
Commitments and contingent liabilities
NET ASSETS	$ 19,675,487,840
NET ASSETS CONSIST OF
Paid-in capital	$ 13,907,665,627
Accumulated earnings	5,767,822,213
NET ASSETS	$ 19,675,487,840
(a) Investments, at cost—unaffiliated	$14,748,598,239
(b) Investments, at cost—affiliated	$225,760,729
(c) Foreign currency, at cost	$1,799,986

2026 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
April 30, 2026

BlackRock Equity Dividend Fund
NET ASSET VALUE
Institutional
Net assets	$ 10,922,829,708
Shares outstanding	491,896,859
Net asset value	$ 22.21
Shares authorized	Unlimited
Par value	$0.10
Service
Net assets	$ 34,624,644
Shares outstanding	1,570,092
Net asset value	$ 22.05
Shares authorized	Unlimited
Par value	$0.10
Investor A
Net assets	$ 4,886,355,029
Shares outstanding	221,431,918
Net asset value	$ 22.07
Shares authorized	Unlimited
Par value	$0.10
Investor C
Net assets	$ 191,190,964
Shares outstanding	9,408,535
Net asset value	$ 20.32
Shares authorized	Unlimited
Par value	$0.10
Class K
Net assets	$ 3,233,482,516
Shares outstanding	145,754,754
Net asset value	$ 22.18
Shares authorized	Unlimited
Par value	$0.10
Class R
Net assets	$ 407,004,979
Shares outstanding	18,089,961
Net asset value	$ 22.50
Shares authorized	Unlimited
Par value	$0.10
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations
Year Ended April 30, 2026

BlackRock Equity Dividend Fund
INVESTMENT INCOME
Dividends — unaffiliated	$436,461,256
Dividends — affiliated	24,379,577
Foreign taxes withheld	(3,397,117)
Foreign withholding tax claims	3,408,405
Total investment income	460,852,121
EXPENSES
Investment advisory	105,252,982
Transfer agent — class specific	17,570,285
Service and distribution — class specific	15,709,328
Accounting services	1,465,380
Professional	523,816
Custodian	328,507
Registration	211,465
Trustees and Officer	144,689
Printing and postage	114,201
Miscellaneous	204,881
Total expenses	141,525,534
Less:
Fees waived and/or reimbursed by the Manager	(487,445)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(218,154)
Total expenses after fees waived and/or reimbursed	140,819,935
Net investment income	320,032,186
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,638,789,062
Foreign currency transactions	(999,308)
2,637,789,754
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,578,201,250
Foreign currency translations	(31,778)
1,578,169,472
Net realized and unrealized gain	4,215,959,226
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,535,991,412
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Equity Dividend Fund
	Year Ended 04/30/26	Year Ended 04/30/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$320,032,186	$356,753,776
Net realized gain	2,637,789,754	1,302,907,738
Net change in unrealized appreciation (depreciation)	1,578,169,472	(501,910,938)
Net increase in net assets resulting from operations	4,535,991,412	1,157,750,576
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,038,861,273)	(1,061,825,285)
Service	(3,181,902)	(3,519,007)
Investor A	(457,818,032)	(471,178,980)
Investor C	(19,355,148)	(23,205,938)
Class K	(312,040,164)	(335,846,193)
Class R	(36,474,237)	(37,718,602)
Decrease in net assets resulting from distributions to shareholders	(1,867,730,756)	(1,933,294,005)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(482,405,352)	(728,002,135)
NET ASSETS
Total increase (decrease) in net assets	2,185,855,304	(1,503,545,564)
Beginning of year	17,489,632,536	18,993,178,100
End of year	$19,675,487,840	$17,489,632,536

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund
	Institutional
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$19.27	$20.12	$19.04	$21.03	$23.48
Net investment income(a)	0.37	0.39	0.41	0.37	0.33
Net realized and unrealized gain (loss)	4.70	0.87	2.04	0.13	(0.13)
Net increase from investment operations	5.07	1.26	2.45	0.50	0.20
Distributions(b)
From net investment income	(0.45)	(0.46)	(0.42)	(0.34)	(0.33)
From net realized gain	(1.68)	(1.65)	(0.95)	(2.15)	(2.32)
Total distributions	(2.13)	(2.11)	(1.37)	(2.49)	(2.65)
Net asset value, end of year	$22.21	$19.27	$20.12	$19.04	$21.03
Total Return(c)
Based on net asset value	27.57%	6.21%	13.51%	3.26%	0.92%
Ratios to Average Net Assets(d)
Total expenses	0.69%	0.70%	0.71%	0.69%	0.68%
Total expenses after fees waived and/or reimbursed	0.69%	0.69%	0.70%	0.69%	0.68%
Net investment income	1.76%	1.95%	2.16%	1.93%	1.45%
Supplemental Data
Net assets, end of year (000)	$10,922,830	$9,590,298	$10,321,433	$10,421,497	$11,385,816
Portfolio turnover rate	75%	53%	41%	58%	47%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Service
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$19.15	$20.01	$18.94	$20.92	$23.37
Net investment income(a)	0.31	0.34	0.35	0.31	0.25
Net realized and unrealized gain (loss)	4.66	0.85	2.03	0.14	(0.12)
Net increase from investment operations	4.97	1.19	2.38	0.45	0.13
Distributions(b)
From net investment income	(0.39)	(0.40)	(0.36)	(0.28)	(0.26)
From net realized gain	(1.68)	(1.65)	(0.95)	(2.15)	(2.32)
Total distributions	(2.07)	(2.05)	(1.31)	(2.43)	(2.58)
Net asset value, end of year	$22.05	$19.15	$20.01	$18.94	$20.92
Total Return(c)
Based on net asset value	27.19%	5.87%	13.17%	2.99%	0.59%
Ratios to Average Net Assets(d)
Total expenses	1.00%	1.04%	1.01%	1.00%	1.00%
Total expenses after fees waived and/or reimbursed	0.96%	0.96%	1.01%	0.99%	0.99%
Net investment income	1.48%	1.72%	1.86%	1.63%	1.13%
Supplemental Data
Net assets, end of year (000)	$34,625	$29,408	$41,176	$50,312	$58,489
Portfolio turnover rate	75%	53%	41%	58%	47%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor A
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$19.16	$20.02	$18.95	$20.94	$23.39
Net investment income(a)	0.32	0.35	0.37	0.32	0.27
Net realized and unrealized gain (loss)	4.67	0.85	2.03	0.13	(0.12)
Net increase from investment operations	4.99	1.20	2.40	0.45	0.15
Distributions(b)
From net investment income	(0.40)	(0.41)	(0.38)	(0.29)	(0.28)
From net realized gain	(1.68)	(1.65)	(0.95)	(2.15)	(2.32)
Total distributions	(2.08)	(2.06)	(1.33)	(2.44)	(2.60)
Net asset value, end of year	$22.07	$19.16	$20.02	$18.95	$20.94
Total Return(c)
Based on net asset value	27.28%	5.93%	13.26%	3.02%	0.67%
Ratios to Average Net Assets(d)
Total expenses	0.92%	0.93%	0.93%	0.93%	0.93%
Total expenses after fees waived and/or reimbursed	0.92%	0.92%	0.93%	0.92%	0.92%
Net investment income	1.53%	1.73%	1.93%	1.70%	1.20%
Supplemental Data
Net assets, end of year (000)	$4,886,355	$4,341,569	$4,735,415	$4,870,765	$5,253,967
Portfolio turnover rate	75%	53%	41%	58%	47%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor C
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$17.79	$18.72	$17.81	$19.82	$22.27
Net investment income(a)	0.15	0.18	0.21	0.17	0.10
Net realized and unrealized gain (loss)	4.31	0.81	1.89	0.12	(0.12)
Net increase (decrease) from investment operations	4.46	0.99	2.10	0.29	(0.02)
Distributions(b)
From net investment income	(0.25)	(0.27)	(0.24)	(0.15)	(0.11)
From net realized gain	(1.68)	(1.65)	(0.95)	(2.15)	(2.32)
Total distributions	(1.93)	(1.92)	(1.19)	(2.30)	(2.43)
Net asset value, end of year	$20.32	$17.79	$18.72	$17.81	$19.82
Total Return(c)
Based on net asset value	26.29%	5.15%	12.36%	2.28%	(0.08)%
Ratios to Average Net Assets(d)
Total expenses	1.69%	1.69%	1.69%	1.69%	1.68%
Total expenses after fees waived and/or reimbursed	1.68%	1.68%	1.68%	1.69%	1.68%
Net investment income	0.78%	0.98%	1.19%	0.94%	0.45%
Supplemental Data
Net assets, end of year (000)	$191,191	$193,494	$252,051	$303,779	$375,420
Portfolio turnover rate	75%	53%	41%	58%	47%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Class K
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$19.25	$20.11	$19.03	$21.02	$23.47
Net investment income(a)	0.39	0.42	0.43	0.39	0.35
Net realized and unrealized gain (loss)	4.69	0.85	2.04	0.13	(0.12)
Net increase from investment operations	5.08	1.27	2.47	0.52	0.23
Distributions(b)
From net investment income	(0.47)	(0.48)	(0.44)	(0.36)	(0.36)
From net realized gain	(1.68)	(1.65)	(0.95)	(2.15)	(2.32)
Total distributions	(2.15)	(2.13)	(1.39)	(2.51)	(2.68)
Net asset value, end of year	$22.18	$19.25	$20.11	$19.03	$21.02
Total Return(c)
Based on net asset value	27.69%	6.28%	13.66%	3.38%	1.03%
Ratios to Average Net Assets(d)
Total expenses	0.58%	0.58%	0.58%	0.58%	0.57%
Total expenses after fees waived and/or reimbursed	0.58%	0.57%	0.58%	0.58%	0.57%
Net investment income	1.88%	2.07%	2.28%	2.06%	1.55%
Supplemental Data
Net assets, end of year (000)	$3,233,483	$2,966,109	$3,242,112	$3,074,819	$3,281,124
Portfolio turnover rate	75%	53%	41%	58%	47%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Class R
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$19.50	$20.34	$19.23	$21.20	$23.65
Net investment income(a)	0.26	0.29	0.30	0.26	0.19
Net realized and unrealized gain (loss)	4.76	0.87	2.07	0.14	(0.12)
Net increase from investment operations	5.02	1.16	2.37	0.40	0.07
Distributions(b)
From net investment income	(0.34)	(0.35)	(0.31)	(0.22)	(0.20)
From net realized gain	(1.68)	(1.65)	(0.95)	(2.15)	(2.32)
Total distributions	(2.02)	(2.00)	(1.26)	(2.37)	(2.52)
Net asset value, end of year	$22.50	$19.50	$20.34	$19.23	$21.20
Total Return(c)
Based on net asset value	26.89%	5.61%	12.87%	2.69%	0.30%
Ratios to Average Net Assets(d)
Total expenses	1.27%	1.28%	1.29%	1.28%	1.27%
Total expenses after fees waived and/or reimbursed	1.21%	1.22%	1.28%	1.27%	1.27%
Net investment income	1.24%	1.43%	1.58%	1.35%	0.85%
Supplemental Data
Net assets, end of year (000)	$407,005	$368,754	$400,992	$422,881	$460,887
Portfolio turnover rate	75%	53%	41%	58%	47%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Equity Dividend Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
The Board of Trustees of the Fund (the “Board”) approved a change to the Fund’s investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on August 28, 2025.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements

Notes to Financial Statements  (continued)

•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the  Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $8 billion	0.60%
$8 billion — $10 billion	0.56
$10 billion — $12 billion	0.54
$12 billion — $17 billion	0.52
$17 billion — $25 billion	0.51
$25 billion — $30 billion	0.50
$30 billion — $40 billion	0.47
Greater than $40 billion	0.45
Service and Distribution Fees:  The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Fund Name	Service	Investor A	Investor C	Class R	Total
BlackRock Equity Dividend Fund	$ 81,081	$ 11,698,302	$ 1,968,939	$ 1,961,006	$ 15,709,328
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2026, the Fund did not pay any amounts to affiliates in return for these services.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 17,013	$ 38	$ 54,706	$ 11,391	$ 5,317	$ 1,498	$ 89,963
For the year ended April 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Transfer agent fees — class specific	$ 11,944,899	$ 58,124	$ 4,530,644	$ 215,887	$ 72,157	$ 748,574	$ 17,570,285
Other Fees:  For the year ended April 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $71,800.
For the year ended April 30, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Equity Dividend Fund	$ 13,046	$ 11,946
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended April 30, 2026, the amounts waived were $487,445.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended April 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.71%
Investor A	0.96
Investor C	1.71
Service	0.96
Class K	0.66
Class R	1.21
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statement of Operations. For the year ended April 30, 2026, class specific expense waivers and/or reimbursements were as follows:
	Service	Investor C	Class R	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 13,109	$ 23	$ 205,022	$ 218,154
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6.
 PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities, were $13,601,377,505 and $15,143,211,515, respectively.
7.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses and distributions in connection with fund share redemptions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
BlackRock Equity Dividend Fund	$ 112,296,803	$ (112,296,803)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/26	Year Ended 04/30/25
BlackRock Equity Dividend Fund
Ordinary income	$ 583,593,183	$ 779,079,504
Long-term capital gains	1,284,137,573	1,154,214,501
	$ 1,867,730,756	$ 1,933,294,005
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
BlackRock Equity Dividend Fund	$ 322,875,190	$ 1,029,706,407	$ 4,415,240,616	$ 5,767,822,213

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency contracts, the timing and recognition of partnership income and the tax deferral of losses on straddles.

As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Equity Dividend Fund	$ 15,079,370,176	$ 5,263,752,936	$ (670,631,244)	$ 4,593,121,692
8.
  BANK BORROWINGS
The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed.  These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2026, the Fund did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Equity Dividend Fund
Institutional
Shares sold	64,887,960	$ 1,360,087,570	80,007,280	$ 1,601,688,478
Shares issued in reinvestment of distributions	38,394,578	787,178,364	41,439,855	826,851,055
Shares redeemed	(109,038,717)	(2,290,972,681)	(136,695,823)	(2,729,568,963)
	(5,756,179)	$ (143,706,747)	(15,248,688)	$ (301,029,430)
Service
Shares sold	176,964	$ 3,698,780	242,790	$ 4,849,860
Shares issued in reinvestment of distributions	156,306	3,181,902	177,305	3,518,799
Shares redeemed	(298,669)	(6,222,124)	(942,848)	(18,900,516)
	34,601	$ 658,558	(522,753)	$ (10,531,857)
Investor A
Shares sold and automatic conversion of shares	16,012,643	$ 334,797,542	18,496,486	$ 367,283,388
Shares issued in reinvestment of distributions	21,365,731	435,353,979	22,570,832	448,208,518
Shares redeemed	(42,511,095)	(886,698,524)	(51,032,121)	(1,018,461,850)
	(5,132,721)	$ (116,547,003)	(9,964,803)	$ (202,969,944)
Investor C
Shares sold	1,083,923	$ 20,927,421	1,208,977	$ 22,509,060
Shares issued in reinvestment of distributions	1,008,701	18,953,048	1,222,771	22,616,219
Shares redeemed and automatic conversion of shares	(3,559,544)	(68,724,366)	(5,018,285)	(93,308,553)
	(1,466,920)	$ (28,843,897)	(2,586,537)	$ (48,183,274)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
BlackRock Equity Dividend Fund (continued)
Class K
Shares sold	21,346,564	$ 450,022,668	23,015,211	$ 463,066,079
Shares issued in reinvestment of distributions	13,387,109	274,209,305	14,946,710	298,058,770
Shares redeemed	(43,024,395)	(900,032,284)	(45,145,385)	(909,303,955)
	(8,290,722)	$ (175,800,311)	(7,183,464)	$ (148,179,106)
Class R
Shares sold	1,477,968	$ 31,434,794	1,568,037	$ 31,605,828
Shares issued in reinvestment of distributions	1,756,647	36,460,535	1,865,928	37,695,780
Shares redeemed	(4,054,235)	(86,061,281)	(4,242,882)	(86,410,132)
	(819,620)	$ (18,165,952)	(808,917)	$ (17,108,524)
	(21,431,561)	$ (482,405,352)	(36,315,162)	$ (728,002,135)
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of BlackRock Equity Dividend Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Equity Dividend Fund (the “Fund”), including the schedule of investments, as of April 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
Fund Name	Qualified Dividend Income
BlackRock Equity Dividend Fund	$ 398,829,090
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2026:
Fund Name	Qualified Business Income
BlackRock Equity Dividend Fund	$ 16,357,900
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended April 30, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Equity Dividend Fund	$ 1,373,691,376
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2026:
Fund Name	Federal Obligation Interest
BlackRock Equity Dividend Fund	$ 8,681,523
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Equity Dividend Fund	23.15%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2026:
Fund Name	Interest Dividends
BlackRock Equity Dividend Fund	$ 17,235,503
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2026:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Equity Dividend Fund	$ 17,235,503	$ 196,475,176

2026 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Fund is paid by the Fund, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
Glossary of Terms Used in these Financial Statements

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: June 23, 2026